COLLABORATION INVENTORIES, NET - Summary of Inventories (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Classes of current inventories [abstract]
Raw materials	$ 23,176	$ 17,454
Work-in-process	4,933	4,440
Finished goods	2,824	2,009
Total collaboration inventories, net	$ 30,933	$ 23,903